Film Related Obligations - Narrative (Details) - USD ($) $ in Millions			6 Months Ended	12 Months Ended	19 Months Ended
	May 16, 2025	Mar. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Aug. 30, 2022
Total corporate debt		$ 1,793.5	$ 1,861.3	$ 1,793.5	$ 1,793.5
Debt instrument effective interest rate percentage		6.92%		6.92%	6.92%
Line of credit facility moratorium period					90 days
Production Loans		$ 1,292.2	1,244.8	$ 1,292.2	$ 1,292.2
Accounts receivable		688.6	496.8	688.6	688.6	$ 527.0
Unsecured Debt
Production Loans			205.7
Secured Debt
Production Loans			1,039.1
Production Tax Credit Facility | Revolving Credit Facility
Credit facility, maximum principal amount			260.0
Credit facility, available amount			0.0
Collateral			$ 344.2
Production Tax Credit Facility | SOFR | Revolving Credit Facility
Effective interest rate (as percent)			6.45%
Production Tax Credit Facility | SOFR | Minimum | Revolving Credit Facility
Basis spread on variable interest rate (as percent)			0.10%
Production Tax Credit Facility | SOFR | Maximum | Revolving Credit Facility
Basis spread on variable interest rate (as percent)			0.25%
Production Tax Credit Facility | Base Rate | Revolving Credit Facility
Basis spread on variable interest rate (as percent)			0.50%
Production Tax Credit Facility | Applicable Margin | Revolving Credit Facility
Basis spread on variable interest rate (as percent)			1.50%
Other Loans
Credit facility, outstanding amount		112.3		112.3	112.3
Debt instrument, collateral amount		84.5		84.5	84.5
Contracted receivables		47.8		47.8	47.8
Other Loans | July 2025
Credit facility, outstanding amount		24.1		24.1	24.1
Other Loans | April 2027
Credit facility, outstanding amount		88.2		$ 88.2	88.2
Other Loans | SOFR
Basis spread on variable interest rate (as percent)				6.89%
Programming Notes | Starz Business
Total corporate debt		0.0	$ 67.9	$ 0.0	0.0
Production Loans
Production loans or other loans, weighted average interest rate (as percent)			5.94%
Backlog Facility
Credit facility, maximum principal amount			$ 175.0
Credit facility, outstanding amount			160.2
Backlog Facility | Secured Debt
Credit facility, outstanding amount		175.0		175.0	175.0
Credit facility, available amount		0.0	$ 0.0	0.0	0.0
Backlog Facility | Revolving Credit Facility
Debt instrument, term			0 years
Backlog Facility | SOFR
Effective interest rate (as percent)			6.10%
Backlog Facility | SOFR | Minimum | Revolving Credit Facility
Basis spread on variable interest rate (as percent)			0.10%
Backlog Facility | SOFR | Maximum | Revolving Credit Facility
Basis spread on variable interest rate (as percent)			0.25%
Backlog Facility | Applicable Margin
Basis spread on variable interest rate (as percent)			1.15%
Backlog Facility | Applicable Margin | Minimum | Revolving Credit Facility
Basis spread on variable interest rate (as percent)			1.25%
Backlog Facility | Applicable Margin | Maximum | Revolving Credit Facility
Basis spread on variable interest rate (as percent)			1.50%
Distribution Loan Agreement | Loans Payable
Production loans or other loans, weighted average interest rate (as percent)			6.18%
Loan amount		112.3	$ 113.0	112.3	112.3
Accounts receivable			72.7
Other receivables			65.6
Distribution Agreement Loan One | Loans Payable
Loan amount			55.1
Distribution Agreement Loan Two | Loans Payable
Loan amount			57.9
Film Library Facility
Credit facility, maximum principal amount			$ 161.9
Film Library Facility | SOFR
Effective interest rate (as percent)			7.17%
Film Library Facility | SOFR | Minimum
Basis spread on variable interest rate (as percent)			0.11%
Floor on SOFR (as percent)			0.25%
Film Library Facility | SOFR | Maximum
Basis spread on variable interest rate (as percent)			0.26%
Film Library Facility | Base Rate
Basis spread on variable interest rate (as percent)			1.25%
Film Library Facility | Applicable Margin
Basis spread on variable interest rate (as percent)			2.25%
Film Related Obligations
Total corporate debt		$ 1,949.4		$ 1,949.4	$ 1,949.4	1,951.5
Film Related Obligations | Production Loans
Long term debt weighted average interest rate		6.96%		6.96%	6.96%
Total corporate debt		$ 1,292.2		$ 1,292.2	$ 1,292.2	1,349.9
Film Related Obligations | Production Loans | Secured Portion
Total corporate debt		1,028.9		1,028.9	1,028.9
Film Related Obligations | Production Loans | Unsecured Portion
Total corporate debt		263.3		263.3	263.3
Film Related Obligations | Production Tax Credit Facility
Total corporate debt		260.0		260.0	260.0	231.8
Credit facility, maximum principal amount		260.0		260.0	260.0
Line of credit current Borrowing capacity		0.0		$ 0.0	0.0
Line of credit facility expiration date				Jan. 27, 2025
Tax credit receivable		341.4		$ 341.4	341.4
Film Related Obligations | Production Tax Credit Facility | Base Rate
Basis spread on variable interest rate (as percent)				0.50%
Debt instrument additional margin percentage				1.50%
Film Related Obligations | Production Tax Credit Facility | Secured Portion | Minimum
Basis spread on variable interest rate (as percent)				0.10%
Film Related Obligations | Production Tax Credit Facility | Secured Portion | Maximum
Basis spread on variable interest rate (as percent)				0.25%
Film Related Obligations | IP Credit Facility
Total corporate debt		109.9		$ 109.9	109.9	143.8
Credit facility, maximum principal amount		$ 161.9		$ 161.9	$ 161.9
Debt instrument effective interest rate percentage		7.75%		7.75%	7.75%
Line of credit facility expiration date				Jul. 30, 2027
Film Related Obligations | IP Credit Facility | SOFR
Debt instrument additional margin percentage		2.25%
Long Term Debt Floor Interest Rate Percentage		0.25%		0.25%	0.25%
Film Related Obligations | IP Credit Facility | SOFR | Minimum
Basis spread on variable interest rate (as percent)		0.11%
Film Related Obligations | IP Credit Facility | SOFR | Maximum
Basis spread on variable interest rate (as percent)		0.26%
Film Related Obligations | IP Credit Facility | Base Rate
Basis spread on variable interest rate (as percent)		1.25%
Film Related Obligations | Backlog Facility and Other
Total corporate debt		$ 287.3		$ 287.3	$ 287.3	226.0
Credit facility, maximum principal amount						175.0
Line of credit facility expiration date	May 16, 2025
Line of credit expiration period					2 years
Credit facility, outstanding amount						175.0
Film Related Obligations | Backlog Facility and Other | SOFR
Debt instrument additional margin percentage					1.15%
Debt instrument effective interest rate percentage							6.57%
Debt instrument potential additional margin percentage one					1.25%
Debt instrument potential additional margin percentage two					1.50%
Film Related Obligations | Backlog Facility and Other | SOFR | Minimum
Basis spread on variable interest rate (as percent)					0.10%
Film Related Obligations | Backlog Facility and Other | SOFR | Maximum
Basis spread on variable interest rate (as percent)					0.25%
Starz Business of Lions Gate Entertainment Corp
Accounts receivable		$ 52.9	$ 74.2	$ 52.9	$ 52.9	18.0
Starz Business of Lions Gate Entertainment Corp | Programming Notes | Starz Business
Total corporate debt						$ 83.6
Starz Business of Lions Gate Entertainment Corp | Programming Notes
Letters of letters of credit outstanding amount credit			$ 0.0
Starz Business of Lions Gate Entertainment Corp | Programming Notes | SOFR
Production loans or other loans, weighted average interest rate (as percent)			7.89%